Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($) shares	USD ($) shares	Share capital [member] TWD ($) shares	Share capital [member] USD ($) shares	Capital surplus [member] TWD ($)	Capital surplus [member] USD ($)	Legal reserve [member] TWD ($)	Legal reserve [member] USD ($)	Special reserve [member] TWD ($)	Special reserve [member] USD ($)	Unappropriated earnings [member] TWD ($)	Unappropriated earnings [member] USD ($)	Retained earnings [member] TWD ($)	Retained earnings [member] USD ($)	Exchange differences on translating foreign operations [member] TWD ($)	Exchange differences on translating foreign operations [member] USD ($)	Unrealized gain (loss) on available-for-sale financial assets [member] TWD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] TWD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] USD ($)	Other equity[member] TWD ($)	Other equity[member] USD ($)	Treasury shares [member] TWD ($)	Treasury shares [member] USD ($)	Equity Attributable to Owners of the Company [member] TWD ($)	Equity Attributable to Owners of the Company [member] USD ($)	Non-controlling interests [member] TWD ($)	Non-controlling interests [member] USD ($)
Balance at January 1 at Dec. 31, 2016	$ 166,841,165		$ 79,568,040		$ 22,266,500		$ 14,597,032		$ 3,353,938		$ 44,188,554		$ 62,139,524		$ (1,643,623)		$ (197,314)	$ 0		$ (1,840,937)		$ (7,292,513)		$ 154,840,614		$ 12,000,551
Beginning balance, shares at Dec. 31, 2016 | shares			7,946,184,000	7,946,184,000
Appropriation of earnings
Legal reserve							2,168,034				(2,168,034)
Cash dividends distributed by the Company	(11,415,198)										(11,415,198)		(11,415,198)											(11,415,198)
Appropriated retained earnings	(11,415,198)						2,168,034				(13,583,232)		(11,415,198)											(11,415,198)
Change from investments in associates and joint ventures accounted for using the equity method	1,490				1,490																			1,490
Net profit for the year	24,497,060										22,819,119		22,819,119											22,819,119		1,677,941
Other comprehensive income (loss) for the year, net of income tax	(4,637,933)										175,100		175,100		(5,090,036)		619,884			(4,470,152)				(4,295,052)		(342,881)
Total comprehensive income (loss)	19,859,127										22,994,219		22,994,219		(5,090,036)		619,884			(4,470,152)				18,524,067		1,335,060
Issue of ordinary shares for capital increase by cash	10,290,000		$ 3,000,000		7,290,000																			10,290,000
Issue of ordinary shares for capital increase by cash, shares | shares			300,000,000	300,000,000
Issue of ordinary shares under conversion of bonds	13,900,482		$ 4,242,577		9,657,905																			13,900,482
Cash dividends received by subsidiaries from the Company	200,977				200,977																			200,977
Issue of ordinary shares under conversion of bonds, shares | shares			424,258,000	424,258,000
Changes in percentage of ownership interest in subsidiaries					3,055																			3,055		(3,055)
Issue of ordinary shares under employee share options	1,667,759		$ 570,170		1,256,789																			1,826,959		(159,200)
Issuance of share option plan for the employee			67,637,000	67,637,000
Cash dividends distributed by subsidiaries	(246,440)																									(246,440)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	210,825				(52,388)																			(52,388)		263,213
Balance at December 31 (Adjusted Balance [member]) at Dec. 31, 2017	201,914,633		$ 87,380,787		40,624,328		16,765,066		3,353,938		54,485,857		74,604,861		(6,733,659)			135,517		(6,598,142)		(7,292,513)		188,719,321		13,195,312
Balance at December 31 at Dec. 31, 2017	$ 201,310,187		$ 87,380,787		40,624,328		16,765,066		3,353,938		53,599,541		73,718,545		(6,733,659)		422,570			(6,311,089)		(7,292,513)		188,120,058		13,190,129
Ending balance, shares at Dec. 31, 2017 | shares	8,738,079,000	8,738,079,000	8,738,079,000	8,738,079,000
Effect of retrospective applications	$ 604,446										886,316		886,316				$ (422,570)	135,517		(287,053)		0		599,263		5,183
Appropriation of earnings
Change from investments in associates and joint ventures accounted for using the equity method	1,500,100				1,411,899						88,201		88,201											1,500,100
Cash dividends paid from the capital surplus	(10,795,980)				(10,795,980)																			(10,795,980)
Other changes in the capital surplus	872				872																			872
Net profit for the year	27,424,309										26,220,721		26,220,721											26,220,721		1,203,588
Other comprehensive income (loss) for the year, net of income tax	(852,632)										(146,194)		(146,194)		562,794			(1,016,860)		(454,066)				(600,260)		(252,372)
Total comprehensive income (loss)	26,571,677										26,074,527		26,074,527		562,794			(1,016,860)		(454,066)				25,620,461		951,216
Effect of the joint share exchange			$ (43,183,919)		117,693,658		(16,765,066)				(57,744,673)		(74,509,739)
Effect of the joint share exchange, shares | shares			(4,318,392,000)	(4,318,392,000)
Buy-back of ordinary shares	(71,302)										0		0									(71,302)		(71,302)
Cancellation of treasury shares			$ (1,218,520)		(1,480,903)						(2,705,285)		(2,705,285)									5,404,708
Cash dividends received by subsidiaries from the Company	182,354				182,354																			182,354
Cancellation of treasury shares, shares | shares			(121,852,000)	(121,852,000)
Disposal of interest in associates and joint ventures accounted for using the equity method	(1,055,118)				(1,408,495)						204,450		204,450		282,291			(133,364)		148,927				(1,055,118)
Differences between consideration and carrying amount arising from acquisition or disposal of subsidiaries	1,640,159				(1,142,856)																			(1,142,856)		2,783,015
Changes in percentage of ownership interest in subsidiaries	(1,919,986)				(1,118,102)																			(1,118,102)		(801,884)
Issue of ordinary shares under employee share options	788,141		$ 238,796		549,345																			788,141
Issuance of share option plan for the employee | shares			23,879	23,879
Cash dividends distributed by subsidiaries	(424,815)																									(424,815)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	697,187				(1,239,456)																			(1,239,456)		1,936,643
Fair value through other comprehensive income - equity instruments											400		400					(400)		(400)
Balance at December 31 at Dec. 31, 2018	219,027,922		$ 43,217,144		143,276,664				3,353,938		20,403,477		23,757,415		(5,888,574)	$ (196,876)		(1,015,107)		(6,903,681)		(1,959,107)		201,388,435		17,639,487
Ending balance, shares at Dec. 31, 2018 | shares			4,321,714,000	4,321,714,000
Appropriation of earnings
Legal reserve							2,203,895		0		(2,203,895)
Special reserve									3,548,844		(3,548,844)
Cash dividends distributed by the Company	(10,806,454)								0		(10,806,454)		(10,806,454)											(10,806,454)
Appropriated retained earnings	16,559,193	$ 553,634					2,203,895	$ 73,684	3,548,844	$ 118,651
Change from investments in associates and joint ventures accounted for using the equity method	3,604				3,604																			3,604
Cash dividends paid from the capital surplus	10,795,980
Other changes in the capital surplus	1,070				1,070																			1,070
Net profit for the year	18,268,565	610,784									17,060,591		17,060,591											17,060,591		1,207,974
Other comprehensive income (loss) for the year, net of income tax	(4,370,611)	(146,126)									(280,461)		(280,461)		(4,874,110)			1,216,165		(3,657,945)				(3,938,406)		(432,205)
Total comprehensive income (loss)	13,897,954	464,658									16,780,130		16,780,130		(4,874,110)			1,216,165		(3,657,945)				13,122,185		775,769
Issue of ordinary shares for capital increase by cash	(10,806,454)						2,203,895		3,548,844		(16,559,193)		(10,806,454)											(10,806,454)
Cash dividends received by subsidiaries from the Company	182,354				182,354																			182,354
Disposal of interest in associates and joint ventures accounted for using the equity method	(73,884)				(75,276)						1,392		1,392											(73,884)
Actual disposal or acquisition of interests in subsidiaries (Note 31)	(7,114,703)				(2,779,613)																			(2,779,613)		(4,335,090)
Changes in percentage of ownership interest in subsidiaries	(3,977,486)				(1,960,167)																			(1,960,167)		(2,017,319)
Issue of ordinary shares under employee share options	1,225,163		$ 88,143		1,137,020																			1,225,163
Issuance of share option plan for the employee			8,814,000	8,814,000
Cash dividends distributed by subsidiaries	(360,245)																									(360,245)
Additional non-controlling interest arising on issue of employee share options by subsidiaries	797,017				(875,293)																			(875,293)		1,672,310
Fair value through other comprehensive income - equity instruments											404,156		404,156					(404,156)		(404,156)
Balance at December 31 at Dec. 31, 2019	$ 212,802,312	$ 7,114,755	$ 43,305,287	$ 1,447,853	$ 138,910,363	$ 4,644,279	$ 2,203,895	$ 73,684	$ 6,902,782	$ 230,785	$ 21,029,962	$ 703,108	$ 30,136,639	$ 1,007,577	$ (10,762,684)	$ (359,836)		$ (203,098)	$ (6,790)	$ (10,965,782)	$ (366,626)	$ (1,959,107)	$ (65,500)	$ 199,427,400	$ 6,667,583	$ 13,374,912	$ 447,172
Ending balance, shares at Dec. 31, 2019 | shares			4,330,528,000	4,330,528,000